Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash and Cash Equivalents
Cash, demand deposits and checking accounts	$ 217,181	$ 333,524
Time deposits with less than three months maturity date	4,400	2,500
Cash and cash equivalents	$ 221,581	$ 336,024	$ 184,938	$ 101,055